Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued salary and social welfare costs	$ 10,686	$ 15,808
Liability classified awards for share-based compensation (Note 18)	2,721	3,400
Payables for acquisition (Note 3)	2,593	2,593
Accrued professional service fees	886	906
Accrued advertising and marketing fees	765	633
Accrued staff reimbursements	441	371
Share option deposit held on behalf of employees	294	140
Accrued office expense	78	131
Payables for interest	40	11
Others	1,335	1,689
Accrued expenses and other current liabilities	$ 19,839	$ 25,682